Annual Operating Expenses - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2023
Fidelity Advisor Capital Development Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%	[1]
Total annual operating expenses	0.85%
Fidelity Advisor Capital Development Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual operating expenses	1.76%
Fidelity Advisor Capital Development Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%	[1]
Total annual operating expenses	1.26%
Fidelity Advisor Capital Development Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.72%

[1]	AAdjusted to reflect current fees.